Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: December 12, 2023

Payment Date	12/15/2023
Collection Period Start	11/1/2023
Collection Period End	11/30/2023
Interest Period Start	11/15/2023
Interest Period End	12/14/2023

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$361,905,113.14	$22,631,127.21	$339,273,985.93	0.727743	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$507,988,113.14	$22,631,127.21	$485,356,985.93

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$511,379,323.13	$488,748,195.92	0.360305
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$511,379,323.13	$488,748,195.92
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$361,905,113.14	0.77000%	30/360	$232,222.45
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$507,988,113.14			$373,296.20

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$511,379,323.13	$488,748,195.92
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$511,379,323.13	$488,748,195.92
Number of Receivables Outstanding	42,941	42,142
Weighted Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	36	35

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,650,374.20
Principal Collections	$22,476,529.68
Liquidation Proceeds	$104,824.28
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$24,231,728.16
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$24,231,728.16

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$426,149.44	$426,149.44	$—	$—	$23,805,578.72
Interest - Class A-1 Notes	$—	$—	$—	$—	$23,805,578.72
Interest - Class A-2 Notes	$—	$—	$—	$—	$23,805,578.72
Interest - Class A-3 Notes	$232,222.45	$232,222.45	$—	$—	$23,573,356.27
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$23,482,018.27
First Allocation of Principal	$—	$—	$—	$—	$23,482,018.27
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$23,467,435.89
Second Allocation of Principal	$—	$—	$—	$—	$23,467,435.89
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$23,451,272.12
Third Allocation of Principal	$5,675,917.22	$5,675,917.22	$—	$—	$17,775,354.90
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$17,756,365.30
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,192,365.30
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,192,365.30
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$801,155.31
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$801,155.31
Remaining Funds to Certificates	$801,155.31	$801,155.31	$—	$—	$—
Total	$24,231,728.16	$24,231,728.16	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$511,379,323.13	$488,748,195.92
Note Balance	$507,988,113.14	$485,356,985.93
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	10	$154,597.53
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	61	$104,824.28
Monthly Net Losses (Liquidation Proceeds)			$49,773.25
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.07)%
Second Preceding Collection Period			0.19%
Preceding Collection Period			0.26%
Current Collection Period			0.12%
Four-Month Average Net Loss Ratio			0.12%
Cumulative Net Losses for All Periods			$1,774,626.09
Cumulative Net Loss Ratio			0.13%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.25%	91	$1,214,168.61
60-89 Days Delinquent	0.12%	38	$563,646.76
90-119 Days Delinquent	0.04%	13	$194,666.32
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.40%	142	$1,972,481.69

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$68,224.31
Total Repossessed Inventory		7	$105,815.40

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		51	$758,313.08
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.18%
Second Preceding Collection Period			0.17%
Preceding Collection Period			0.17%
Current Collection Period			0.16%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.30	0.06%	20	0.05%